ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE

15. ACCOUNTS PAYABLE

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Payable related to new home transaction business	5,954,209	3,469,628
Payable for home renovation materials and construction costs	1,713,179	1,506,095
Payable for real estate properties under development	538,406	93,164
Payable for advertising fees	396,364	234,026
Payable for internet service fees	333,835	312,209
Payable for leasehold improvements	262,805	167,492
Others	293,831	269,515
Total	9,492,629	6,052,129

An ageing analysis of the trade payable as of December 31, 2024 and 2025, based on the invoice date, is as follows:

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
– Up to 3 months	9,116,991	5,715,186
– 3 months to 1 year	210,375	94,568
– Over 1 year	165,263	242,375
Accounts payable	9,492,629	6,052,129